Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 13 — Subsequent events

The Company evaluated all events and transactions that occurred after March 31, 2025; no subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.